LEASE - Sale and lease back (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Prepayments and other current assets
Lessee, Lease, Description [Line Items]
Investments in sales-leaseback transactions	¥ 189,642	$ 27,240
Other noncurrent Assets
Lessee, Lease, Description [Line Items]
Investments in sales-leaseback transactions	¥ 218,517	$ 31,388